SUPPLEMENT

DATED SEPTEMBER 24, 2014 TO THE COMBINED STATEMENT OF ADDITIONAL
INFORMATION DATED MAY 1, 2014,

FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

The above referenced Statement of Additional Information is revised as follows:

1.              Effective June 23, 2014, Hartford Growth HLS Fund was reorganized into Hartford Growth Opportunities HLS Fund.  In addition, effective June 23, 2014, Hartford Global Research HLS Fund was reorganized into Hartford Global Growth HLS Fund.  Therefore, all references to Hartford Growth HLS Fund and Hartford Global Research HLS Fund are hereby deleted.

2.              Effective September 17, 2014, Lowndes A. Smith resigned as a Director of Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. and as a Trustee of The Hartford Alternative Strategies Fund.

3.              Effective September 23, 2014, Hilary E. Ackermann became a Director of Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. and a Trustee of The Hartford Alternative Strategies Fund.

a.              Under the heading “FUND MANAGEMENT — NON-INTERESTED DIRECTORS,” the following information is added to the table:

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR

HILARY E. ACKERMANN (1956) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Director	Since 2014	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011 and serves as a Director of Dynegy, Inc. (an independent power company) from October 2012 to present.	79	Ms. Ackermann serves as a Director of Dynegy, Inc. (a power company) (October 2012 to present).

b.              Under the heading “FUND MANAGEMENT — BOARD OF DIRECTORS — STANDING COMMITTEES,” the information is deleted in its entirety and replaced with the following information:

Each Board of Directors has established an Audit Committee, a Compliance Committee, a Contracts Committee, an Investment Committee and a Nominating and Governance Committee (formerly known as the Nominating Committee).

Each Audit Committee currently consists of the following non-interested directors: Hilary E. Ackermann, Sandra S. Jaffee, William P. Johnston and Phillip O. Peterson.  Each Audit Committee (i) oversees the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assists the applicable Board of Directors in its oversight of the qualifications, independence and performance of the Funds’ independent registered public accounting firm; the quality, objectivity and integrity of the Funds’ financial statements and the independent audit thereof; and the performance of the Fund’s internal audit function, and (iii) acts as a liaison between the Funds’ independent registered public accounting firm and the respective full board.  The Funds’ independent registered accounting firm reports directly to each Audit Committee, and each Audit Committee regularly reports to its applicable Board of Directors.

Each Compliance Committee currently consists of Hilary E. Ackermann, Sandra S. Jaffee, William P. Johnston and Phillip O. Peterson.  Each Compliance Committee assists the applicable Board in its oversight of the implementation by the Funds of policies and procedures that are reasonably designed to prevent the Funds from violating the Federal securities laws.

Each Contracts Committee currently consists of all non-interested directors of the Funds:  Hilary E. Ackermann, Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma W. Senbet.  Each Contracts Committee assists the applicable Board in its consideration and review of fund contracts and the consideration of strategy-related matters.

Each Investment Committee currently consists of Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill and Lemma W. Senbet.  Each Investment Committee assists the applicable Board in its oversight of the Funds’ investment performance and related matters.

Each Nominating and Governance Committee currently consists of all non-interested directors of the Funds:  Hilary E. Ackermann, Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma W. Senbet.  Each Nominating and Governance Committee (i) screens and selects candidates to the applicable Board of Directors, and (ii) periodically reviews and evaluates the compensation of the non-interested directors and makes recommendations to the Board of Directors regarding the compensation of, and expense reimbursement policies with respect to, non-interested directors.  The Nominating and Governance Committee will consider nominees recommended by shareholders for non-interested director positions if a vacancy among the non-interested directors occurs and if the nominee meets the Committee’s criteria.

During the fiscal year ended December 31, 2013, the above referenced committees of each of the Companies met the following number of times: Audit Committee — 5 times, Investment Committee - 4 times, Nominating Committee — 2 times, Contracts Committee — 1 time and Compliance Committee — 4 times.

All Directors and officers of the Companies are also directors and officers of three other registered investment companies in the fund complex, which is comprised of those investment companies for which HFMC serves as investment adviser.

c.               Under the heading “FUND MANAGEMENT — BOARD OF DIRECTORS — DIRECTOR QUALIFICATIONS,” the following information replaces the third paragraph in its entirety:

Hilary E. Ackermann.  Ms. Ackermann has served as a director of the Funds since September 23, 2014.  Ms. Ackermann has over twenty-five years of credit, financial and risk management experience, including serving as Chief Risk Officer at Goldman Sachs Bank USA.

Lynn S. Birdsong.  Mr. Birdsong has served as a director of the Funds since 2003.  He has served as Co-Chairman of the Investment Committee since 2005 and Chairman of the Investment Committee since September 2014.  Mr. Birdsong served in senior executive and portfolio management positions for investment management firms for more than twenty-five years.  He has served as a director of other mutual funds for more than ten years.

d.              Under the heading “FUND MANAGEMENT — NON-INTERESTED DIRECTORS,” the following information is added to the table that discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2013 (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies:

NAME OF DIRECTOR	DOLLAR RANGE OF EQUITY SECURITIES IN THE HLS FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
Hilary E. Ackermann	None	None

e.               Under the heading “FUND MANAGEMENT — COMPENSATION OF OFFICERS AND DIRECTORS,” the following information is added to the table that discloses the compensation paid by each Company to the directors for the fiscal year ended December 31, 2013 and certain other information:

Name of Person, Position	Aggregate Compensation From Hartford Series Fund, Inc.	Aggregate Compensation From Hartford HLS Series Fund II, Inc.	Pension Or Retirement Benefits Accrued As Part of HLS Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the HLS Funds And Fund Complex Paid To Directors*
Hilary E. Ackermann, Director	$0	$0	$0	$0	$0

4.              Under the heading “PORTFOLIO MANAGERS — Other Accounts Managed by Hartford Investment Management’s Portfolio Managers,” the paragraph and table pertaining to Deane Gyllenhaal are deleted in their entirety and the following paragraph and table pertaining to Edward Caputo and Paul Bukowski are added:

The following table lists the number and types of other accounts managed by the Hartford Investment Management portfolio managers and assets under management in those accounts as of June 30, 2014:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Edward Caputo	1	$99.3	2	$2,023.6	12	$3,196.2
Paul Bukowski	2	$251.7	2	$2,023.6	16	$3,219.3

5.              Under the heading “PORTFOLIO MANAGERS — Equity Securities Beneficially Owned by Hartford Investment Management’s Portfolio Manager,” the paragraph and table pertaining to Deane Gyllenhaal are deleted in their entirety and the following paragraph and table pertaining to Edward Caputo and Paul Bukowski are added:

The dollar range of equity securities beneficially owned by the Hartford Investment Management portfolio managers in the Index HLS Fund as of June 30, 2014 is as follows:

Portfolio Manager	Fund Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned

Edward Caputo	Index HLS Fund	None
Paul Bukowski	Index HLS Fund	None

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.

September 2014